Deferred income tax - Deferred income tax assets - net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax
Deferred income tax assets	¥ 19,774	¥ 12,254
Deferred income tax liabilities	(12,703)	(1,971)
Deferred income tax assets-net	7,071	10,283	¥ 9,274
After more than 12 months
Deferred income tax
Deferred income tax assets	19,765	12,254
Deferred income tax liabilities	(12,031)	(1,847)
Within 1 year
Deferred income tax
Deferred income tax assets	9
Deferred income tax liabilities	¥ (672)	¥ (124)